Per share amounts - Determination of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Per share amounts
Net loss	$ (46,739)	$ (237,587)
Basic weighted average shares outstanding ('000s)	158,068	163,719
Diluted weighted average shares outstanding ('000s)	158,068	163,719
Basic (loss) earnings per share	$ (0.3)	$ (1.45)
Diluted (loss) earnings per share	$ (0.3)	$ (1.45)